Oil And Gas Properties	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Oil And Gas Properties [Abstract]
Oil And Gas Properties

NOTE 3—OIL AND GAS PROPERTIES

The amount of capitalized costs related to oil and gas properties and the amount of related accumulated depletion, depreciation, and amortization are as follows:

	March 31, 2012	December 31, 2011
Proven property, net of impairment	$9,206,719	$8,992,793
Accumulated depletion, depreciation, and amortization	(923,332)	(493,594)

	8,283,387	8,499,199
Unproven property	8,492,680	8,335,380

	$16,776,067	$16,834,579

NOTE 4—OIL AND GAS PROPERTIES

U.S. Oil and Gas Properties

In October 2010, we completed the acquisition of the entire working interest representing eighty-seven and one half percent (87.5%) of the revenue interest in nine oil and gas leases owned by Piqua Petro, Inc. for a total of $625,000. During 2011, we obtained a reserve study and determined proved oil and gas reserves on the Piqua properties, and reclassified the carrying amount as proved property.

On February 25, 2011, we acquired seven leaseholds on land in Divide County, North Dakota totaling 3,840 gross acres (net 167.11 acres) with all mineral rights including the Bakken and Three Forks formations. The term of the leases is five years. The acquisition price was $58,489.

On March 23, 2011, we acquired eight additional leaseholds within this same area in Divide County, North Dakota, adding an additional 201.88 net acres. The term of each of the leases is five years. The acquisition price was $70,659.

On March 30, 2011, we acquired one additional leasehold interest within the same area in Divide County, North Dakota, adding an additional 27.54 net acres. The term of the lease is five years. The acquisition price was $9,638. The total acquired leasehold interests in Divide County, North Dakota consist of 3,840 gross acres (net 396.53 acres) with all mineral rights including the Bakken and Three Forks formations. We currently classify these properties in North Dakota as “unproven properties” as of December 31, 2011. With respect to these leasehold interests, if the land is developed with a well during the lease term, the rights are extended beyond the five-year term

Canadian Oil and Gas Properties

On October 20, 2011, Legend Canada completed the acquisition of substantially all of the petroleum and natural gas leases, lands and facilities held by Sovereign, located in Canada. Also acquired were various undeveloped lands located in Western Canada.

The amount of capitalized costs related to oil and gas property and the amount of related accumulated depletion, depreciation, and amortization as of December 31, 2011 are as follows :

	December 31,
	2011	2010
Proven property, net of impairment	$8,992,793	$—
Unproven property	8,335,380	628,600
Accumulated depletion, depreciation, and amortization	(493,594)	—

	$16,834,579	$628,600